Consolidated Statements of Financial Condition (FY) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and due from banks	$ 3,016	$ 4,124
Interest-bearing deposits in other banks	12,550	12,527
Cash and cash equivalents	15,566	16,651
Investment securities available-for-sale, at fair value	11,006	14,722
Loans receivable held for sale, at lower of cost or fair value	0	6,231
Loans receivable held for investment, net of allowance of $3,182 and $2,929	397,847	355,556
Accrued interest receivable	1,223	1,143
Federal Home Loan Bank (FHLB) stock	2,916	2,916
us-gaap_PropertyPlantAndEquipmentNet	2,783	2,242
Bank owned life insurance	3,100	3,047
Deferred tax assets, net	5,220	5,045
Investment in affordable housing limited partnership	163	342
Real estate owned (REO)	0	833
Other assets	545	669
Total assets	440,369	409,397
Liabilities:
Deposits	297,724	281,414
FHLB advances	84,000	70,000
Junior subordinated debentures	4,335	5,100
Advance payments by borrowers for taxes and insurance	1,033	1,055
us-gaap_AccruedLiabilitiesAndOtherLiabilities	4,429	3,392
Total liabilities	391,521	360,961
Commitments and Contingencies (Note 14)
Stockholders' Equity:
Preferred stock, $.01 par value, authorized 1,000,000 shares; none issued or outstanding	0	0
Additional paid-in capital	46,426	46,141
Retained earnings	8,425	8,631
Unearned Employee Stock Ownership Plan (ESOP) shares	(959)	(1,027)
Accumulated other comprehensive loss, net of tax	(23)	(283)
Treasury stock-at cost, 2,617,826 shares at December 31, 2019 and at December 31, 2018	(5,326)	(5,326)
Total stockholders' equity	48,848	48,436
Total liabilities and stockholders' equity	440,369	409,397
Common Stock Voting [Member]
Stockholders' Equity:
Common stock	218	213
Common Stock Non-Voting [Member]
Stockholders' Equity:
Common stock	$ 87	$ 87